Equity Investments - Schedule of Equity Investments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025
Investments, All Other Investments [Abstract]
Equity method investments under fair value option	$ 297	$ 300
Equity investment in publicly listed company	102	98
Equity method investments under equity method	17	16
Non-marketable equity securities	154	151
Total equity investments	$ 570	$ 565